Related Party Transactions (Details) - USD ($)				1 Months Ended		3 Months Ended
		Jun. 30, 2020	Jun. 30, 2020	Aug. 11, 2020	Jul. 24, 2020	Sep. 30, 2020	Sep. 30, 2020
Related Party Transactions (Details) [Line Items]
Agreed of forfeit shares (in Shares)				393,750
Shareholders ownership, percentage		20.00%	20.00%			20.00%	20.00%
Stock Issued During Period, Shares, New Issues (in Shares)			410,000				120,800,000
Share Price (in Dollars per share)		$ 10.00	$ 10.00			$ 10.00	$ 10.00
Costs and expenses, related party			$ 200,000				$ 200,000
Related party debt							$ 200,000
Business Combination price per share (in Dollars per share)						10.00	$ 10.00
Sponsor for office space			$ 10,000				$ 10,000
Administrative expenses							20,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			441,500
Working Capital Loan [Member]
Related Party Transactions (Details) [Line Items]
interest to purchase							$ 1,500,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor founder shares transferred (in Shares)					30,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			12,075,000				441,500
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)							441,500
Share Price (in Dollars per share)		10.00	$ 10.00			10.00	$ 10.00
Sponsor fees							$ 4,400,000
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001			0.0001	$ 0.0001
Aggregate of holding shares (in Shares)	[1],[2]	3,018,750
Total number of shares outstanding (in Shares)				3,018,750
Shareholders ownership, percentage				20.00%
Common Class B [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchased shares (in Shares)			2,875,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Aggregate price			$ 25,000
Aggregate of holding shares (in Shares)				2,928,750
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate founder shares transferred (in Shares)					90,000
Common Class A [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001			$ 0.0001	0.0001
Aggregate of holding shares (in Shares)	[1],[2]
Stock Issued During Period, Shares, New Issues (in Shares)			10,500,000			441,500
Share Price (in Dollars per share)		$ 10.00	$ 10.00			$ 12.00	$ 12.00
interest to purchase			$ 25,000,000				$ 25,000,000
Subscription of agreement to purchase of shares (in Shares)							1,500,000
Purchase price (in Dollars per share)							$ 10
Common Class A [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Share Price (in Dollars per share)		$ 12.00	$ 12.00

[1]	The shares and the associated amounts have been retroactively restated to reflect a 1:1.05 stock split of each outstanding share of Class B common stock in August 2020 (see Note 4).
[2]	This number includes up to 393,750 shares of Class B common stock subject to forfeiture by our sponsor if the over-allotment option is not exercised in full or in part by the underwriters.